Mineral properties, plant and equipment and exploration and evaluation assets	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Mineral properties, plant and equipment and exploration and evaluation assets [Text Block]
17.	Mineral properties, plant and equipment and exploration and evaluation assets

	Mineral interests

			Exploration	Plant,	Assets
	Depletable	Non-	and	buildings	under	Corporate	Total
		depletable	evaluation	and		assets
			assets	equipment	construction
	$	$	$	$	$	$	$
Cost
As at December 31, 2015	-	206,706	12,732	4,669	281,500	689	506,296
Additions	36,709	17,720	25	36,755	25,379	34	116,622
Reclassification of VAT recoverable	-	(25,013)	-	-	-	-	(25,013)
Write-off of deferred stripping assets	(7,123)	-	-	-	-	-	(7,123)
Change in rehabilitation provisions	5,382	853	-	-	-	-	6,235
Transfers	111,177	(111,177)	-	299,538	(299,538)	-	-
As at December 31, 2016	146,145	89,089	12,757	340,962	7,341	723	597,017
Additions	73,486	6,244	328	7,032	39,274	23	126,387
Change in rehabilitation provisions	4,970	(204)	-	-	-	-	4,766
Reclassification of VAT recoverable	2,629	-	-	-	-	-	2,629
Transfers	17,127	(16,592)	-	18,677	(19,212)	-	-
As at December 31, 2017	244,357	78,537	13,085	366,671	27,403	746	730,799

Accumulated depreciation and depletion
As at December 31, 2015	-	-	-	(2,187)	-	(556)	(2,743)
Depreciation and depletion	(23,405)	-	-	(29,606)	-	(19)	(53,030)
As at December 31, 2016	(23,405)	-	-	(31,793)	-	(575)	(55,773)
Depreciation and depletion	(42,354)	-	-	(21,808)	-	(41)	(64,203)
As at December 31, 2017	(65,759)	-	-	(53,601)	-	(616)	(119,976)

Net book value
At December 31, 2016	122,740	89,089	12,757	309,169	7,341	148	541,244
As at December 31, 2017	178,598	78,537	13,085	313,070	27,403	130	610,823

Depreciation and depletion for the year ended December 31, 2017 includes $55 ( 2016 - $19) of depreciation included in general and administrative expenses. During the year ended December 31, 2016, the Company capitalized $3.6 million in borrowing costs incurred during the first quarter of 2016 (prior to commencement of commercial production) at an effective rate of 11.12% .

(a)	Mineral interests and plant, buildings and equipment

Depletable mineral interests consist of the pits currently being mined by the Company, while non-depletable mineral interests relate to mineral concessions not yet in operation. Costs associated with the construction of non-operating pits of the AGM are classified as assets under construction until such time steady state production commences, at which time the assets will be classified as depletable mineral interests and depleted on a units-of-production basis.

At December 31, 2017, assets under construction included costs associated with the recovery circuit upgrades to the processing plant and early earthworks associated with the Esaase overland conveyor.

(b)	Pre-commercial production costs

During the pre-commercial production period, the Company capitalized the costs incurred for pre-commercial production mining, processing and support operations offset by the revenue from gold sales (net of royalties). A summary of the costs and revenues is provided below. Effective April 1, 2016, all such deferred development costs/assets under construction were transferred to the cost of mineral properties, plant and equipment.

January 1, 2016 - March 31, 2016
$
Costs incurred during pre-commercial production	21,222
Revenue during pre-commercial production, net of royalties	(10,048)
Net costs capitalized	11,174

(c)	Deferred stripping

During the year ended December 31, 2017, the Company deferred a total of $64.6 million (2016 - $36.0 million) of stripping costs to depletable mineral interests. Depletion of $12.3 million (2016 - $11.4 million) was charged on this asset during the same period and was recorded in depreciation and depletion in cost of sales.

(d)	Asset acquisitions

During 2016, the Company finalized the acquisition of various mining concessions located approximately 2 km from the Nkran pit; the area currently being mined by Asanko. The purchase consideration was a combination of cash and shares for a total of $8.6 million and has been recognized as part of non-depletable mineral interests.

(e)

During the year ended December 31, 2017, $2.6 million of VAT receivable was reclassified to depletable mineral property interests as it was determined by the GRA to relate to pre-production expenditures. The balance of $2.6 million is eligible to be capitalized to the Company’s deferred tax pools in Ghana and will be tax deductible over a period of five years (note 15).